Eaton Vance
China Equity Fund
May 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 93.8%
Security	Shares	Value
China — 93.8%
Automobile Components — 1.0%
Fuyao Glass Industry Group Co. Ltd., Class H(1)	56,800	$ 405,733
		$ 405,733
Automobiles — 5.4%
BYD Co. Ltd., Class H(2)	23,500	$ 1,167,903
Geely Automobile Holdings Ltd.	95,000	211,738
Li Auto, Inc., Class A(3)	50,700	721,821
		$ 2,101,462
Banks — 14.8%
Bank of Jiangsu Co. Ltd., Class A	146,200	$ 222,747
Bank of Ningbo Co. Ltd., Class A	117,100	433,453
China Construction Bank Corp., Class H	3,220,000	2,878,926
China Merchants Bank Co. Ltd., Class H	116,000	718,194
Industrial & Commercial Bank of China Ltd., Class H	1,579,000	1,145,207
Postal Savings Bank of China Co. Ltd., Class H(1)	489,000	317,093
		$ 5,715,620
Beverages — 1.8%
Kweichow Moutai Co. Ltd., Class A	2,500	$ 526,288
Tsingtao Brewery Co. Ltd., Class H	26,000	179,867
		$ 706,155
Broadline Retail — 9.5%
Alibaba Group Holding Ltd.	158,200	$ 2,252,422
JD.com, Inc. ADR	9,739	315,641
PDD Holdings, Inc. ADR(3)	11,303	1,090,852
		$ 3,658,915
Capital Markets — 1.1%
China International Capital Corp. Ltd., Class H(1)	109,200	$ 202,416
Huatai Securities Co. Ltd., Class H(1)	122,600	205,591
		$ 408,007
Construction & Engineering — 1.4%
China State Construction International Holdings Ltd.	378,000	$ 531,704
		$ 531,704
Security	Shares	Value
Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd., Class H	66,500	$ 172,814
		$ 172,814
Electrical Equipment — 0.4%
NARI Technology Co. Ltd., Class A	53,100	$ 163,232
		$ 163,232
Electronic Equipment, Instruments & Components — 0.6%
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	8,297	$ 217,201
		$ 217,201
Entertainment — 2.4%
NetEase, Inc.	37,600	$ 909,102
		$ 909,102
Food Products — 0.4%
China Mengniu Dairy Co. Ltd.	63,000	$ 140,771
		$ 140,771
Gas Utilities — 0.4%
Kunlun Energy Co. Ltd.	174,000	$ 173,820
		$ 173,820
Health Care Equipment & Supplies — 0.5%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	6,500	$ 202,957
		$ 202,957
Hotels, Restaurants & Leisure — 9.5%
H World Group Ltd.	25,600	$ 90,388
Meituan, Class B(1)(3)	103,010	1,781,521
Mixue Group(3)	300	20,794
Trip.com Group Ltd.	22,700	1,420,116
Yum China Holdings, Inc.	8,350	366,973
		$ 3,679,792
Household Durables — 2.5%
Gree Electric Appliances, Inc., Class A	116,946	$ 752,631
Midea Group Co. Ltd., Class H(3)	20,700	216,411
		$ 969,042
Independent Power and Renewable Electricity Producers — 0.5%
China Yangtze Power Co. Ltd., Class A	49,000	$ 205,480
		$ 205,480

Eaton Vance
China Equity Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Insurance — 3.5%
PICC Property & Casualty Co. Ltd., Class H	394,000	$ 748,644
Ping An Insurance Group Co. of China Ltd., Class H(2)	101,000	589,899
		$ 1,338,543
Interactive Media & Services — 20.6%
Tencent Holdings Ltd.	126,500	$ 7,974,892
		$ 7,974,892
Life Sciences Tools & Services — 1.5%
WuXi Biologics Cayman, Inc.(1)(3)	177,500	$ 560,625
		$ 560,625
Machinery — 0.9%
CRRC Corp. Ltd., Class H	545,000	$ 348,286
		$ 348,286
Media — 0.5%
Focus Media Information Technology Co. Ltd., Class A	193,200	$ 199,941
		$ 199,941
Metals & Mining — 1.3%
Zijin Mining Group Co. Ltd., Class H	220,000	$ 489,030
		$ 489,030
Oil, Gas & Consumable Fuels — 2.8%
China Shenhua Energy Co. Ltd., Class H(2)	137,500	$ 579,519
PetroChina Co. Ltd., Class H	612,000	512,179
		$ 1,091,698
Real Estate Management & Development — 1.6%
KE Holdings, Inc. ADR	33,216	$ 613,167
		$ 613,167
Semiconductors & Semiconductor Equipment — 1.5%
NAURA Technology Group Co. Ltd., Class A	10,000	$ 580,189
		$ 580,189
Technology Hardware, Storage & Peripherals — 5.0%
Xiaomi Corp., Class B(1)(3)	299,800	$ 1,929,814
		$ 1,929,814
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.9%
ANTA Sports Products Ltd.	29,800	$ 359,603
		$ 359,603
Transportation Infrastructure — 1.1%
China Merchants Port Holdings Co. Ltd.	222,000	$ 428,750
		$ 428,750
Total China (identified cost $23,833,246)		$36,276,345
Total Common Stocks (identified cost $23,833,246)		$36,276,345

Short-Term Investments — 5.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(4)	2,261,406	$ 2,261,406
Total Short-Term Investments (identified cost $2,261,406)		$ 2,261,406
Total Investments — 99.6% (identified cost $26,094,652)		$38,537,751
Other Assets, Less Liabilities — 0.4%		$ 139,777
Net Assets — 100.0%		$38,677,528
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2025, the aggregate value of these securities is $5,402,793 or 14.0% of the Fund's net assets.
(2)	All or a portion of this security was on loan at May 31, 2025. The aggregate market value of securities on loan at May 31, 2025 was $2,220,455 and the total market value of the collateral received by the Fund was $2,349,905, comprised of U.S. government and/or agencies securities.
(3)	Non-income producing security.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2025.

Eaton Vance
China Equity Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
MSCI China Index	41	Long	6/20/25	$1,169,115	$(10,244)
					$(10,244)
Abbreviations:
ADR	– American Depositary Receipt
At May 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to manage cash flows.
Affiliated Investments
At May 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,261,406, which represents 5.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$707,855	$9,666,285	$(8,112,734)	$ —	$ —	$2,261,406	$29,726	2,261,406
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2025, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ —	$ 9,083,935	$ —	$ 9,083,935
Consumer Discretionary	1,427,287	9,747,260	—	11,174,547
Consumer Staples	—	846,926	—	846,926

Eaton Vance
China Equity Fund
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Energy	$ —	$ 1,091,698	$ —	$ 1,091,698
Financials	—	7,462,170	—	7,462,170
Health Care	—	763,582	—	763,582
Industrials	—	1,471,972	—	1,471,972
Information Technology	—	2,727,204	—	2,727,204
Materials	—	661,844	—	661,844
Real Estate	613,167	—	—	613,167
Utilities	—	379,300	—	379,300
Total Common Stocks	$2,040,454	$34,235,891*	$ —	$36,276,345
Short-Term Investments	$2,261,406	$ —	$ —	$ 2,261,406
Total Investments	$4,301,860	$34,235,891	$ —	$38,537,751
Liability Description
Futures Contracts	$ —	$ (10,244)	$ —	$ (10,244)
Total	$ —	$ (10,244)	$ —	$ (10,244)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Investment Valuation — Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign futures contracts. Futures contracts are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of certain foreign futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign futures contracts that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such foreign futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued foreign futures contracts.
Futures Contracts - Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
For additional information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
4